Capital Stock and Stock-Based Compensation (Details)		1 Months Ended				3 Months Ended			6 Months Ended
	May 31, 2017 $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Nov. 30, 2015 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2017 USD ($) vote / shares $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized						100,000,000			100,000,000		100,000,000
Preferred stock, par value (usd per share) | $ / shares						$ 0.01			$ 0.01		$ 0.01
Common stock, shares authorized						300,000,000			300,000,000		300,000,000
Preferred stock, shares issued						0			0		0
Preferred stock, shares outstanding						0			0		0
Maximum aggregate amount for issuance of new common stock | $									$ 13,521,000
Proceeds from issuance of Class A common stock | $									5,000,000	$ 0
Stock based compensation expense | $						$ 300,000		$ 300,000	$ 600,000	$ 1,100,000
TTOL | Entities Under Common Control
Class of Stock [Line Items]
Percentage of voting interests acquired	50.00%
Continuous Offering Program
Class of Stock [Line Items]
Number of shares issued							3,800,000
Net proceeds from sales of shares of Class A common stock | $							$ 8,500,000
Restricted Stock Units
Class of Stock [Line Items]
Restricted stock units vested (shares)						46,000		100,000	300,000	400,000
Market value of restricted stock units | $						$ 78,000		$ 500,000	$ 600,000	$ 1,500,000
2007 Long-Term Incentive Plan | Stock Options
Class of Stock [Line Items]
Weighted-average grant date fair value of stock options granted (usd per share) | $ / shares									$ 0.67	$ 0.87
Expected volatility rate									50.20%	51.30%
Expected life (in years)									5 years	5 years
Dividend yield									5.00%	7.80%
Risk-free interest rate									2.10%	1.20%
2007 Long-Term Incentive Plan | Non Management Directors
Class of Stock [Line Items]
Stock issued during period for share based compensation, value, new issues | $				$ 35,000
2007 Long-Term Incentive Plan | Non Management Directors | Stock Options
Class of Stock [Line Items]
Stock options granted during period (shares)		400,000		300,000
Exercise price of stock options granted (usd per share) | $ / shares		$ 2.23		$ 3.74
Term of stock options (in years)		10 years
2007 Long-Term Incentive Plan | Officer | Stock Options
Class of Stock [Line Items]
Stock options granted during period (shares)		500,000		200,000
Exercise price of stock options granted (usd per share) | $ / shares		$ 2.23		$ 3.74
Term of stock options (in years)									10 years
Vesting period (in years)									3 years
2007 Long-Term Incentive Plan | Officers and Certain Subsidiaries Employees | Restricted Stock Units
Class of Stock [Line Items]
Vesting period (in years)									3 years
Common stock, granted (shares)		400,000		300,000
Common stock aggregate values, granted | $		$ 900,000		$ 1,000,000
Conversion basis									1
Class A
Class of Stock [Line Items]
Common stock, shares authorized						200,000,000			200,000,000		200,000,000
Common stock, par value (usd per share) | $ / shares						$ 0.01			$ 0.01		$ 0.01
Voting rights per share (vote per share)									one vote per share
Common stock, votes per share owned (vote per share) | vote / shares									1
Common stock, shares issued						142,200,000			142,200,000		136,100,000
Common stock, shares outstanding						142,200,000			142,200,000		136,100,000
Class A | Continuous Offering Program | Maximum
Class of Stock [Line Items]
Maximum aggregate amount for issuance of new common stock | $					$ 80,000,000.0
Class A | Restricted Stock Units
Class of Stock [Line Items]
Number of shares issued						30,000		85,000	200,000	200,000
Class A | 2007 Long-Term Incentive Plan | Non Management Directors
Class of Stock [Line Items]
Stock issued during period for share based compensation, shares, new issues (shares)				9,358
Class B
Class of Stock [Line Items]
Common stock, shares authorized						100,000,000			100,000,000		100,000,000
Common stock, par value (usd per share) | $ / shares						$ 0.01			$ 0.01		$ 0.01
Voting rights per share (vote per share)									five votes per share
Common stock, votes per share owned (vote per share) | vote / shares									5
Maximum percentage of voting power									49.00%
Common stock, shares issued						37,000,000			37,000,000		23,200,000
Common stock, shares outstanding						37,000,000			37,000,000		23,200,000
Class B | TTOL | Entities Under Common Control
Class of Stock [Line Items]
Number of shares issued	13,775,224
Shares issued, price per share (usd per share) | $ / shares	$ 1.88
Teekay Parent [Member] | Class A | Private Placement
Class of Stock [Line Items]
Number of shares issued			2,155,172
Shares issued, price per share (usd per share) | $ / shares			$ 2.32
Proceeds from issuance of Class A common stock | $			$ 5,000,000